Costs and expenses by nature	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Costs and expenses by nature	Costs and expenses by nature
Accounting policy
(a)Cost of goods sold
The cost of goods sold comprises the cost of purchases, net of rebates, discounts and commercial agreements received from suppliers, variations in inventories and logistics costs (inbound and outbound). The cost of goods sold includes the cost of the logistics operations managed or outsourced by the Group, including storage, handling and freight costs incurred until goods are ready to be sold. For cost of grains see note 11.
Trade payables include a significant financing component. As such, trade payables are discounted, using the interest rate implicit in the contract (i.e., the interest rate that discounts the trade payable amount to the purchase paid in cash) and inventory is recorded at such amount. A significant financing component is recognized as financial expense under the amortized cost method. The average monthly interest rate applied was 1.55% per month for June 2024, 1.58% per month for June 2023 and 1.18% for June 2022.
(b)Sales, general and administrative expenses
Sales, general and administrative expenses refer to indirect expenses and the cost of the corporate departments, information technology, treasury function, sales force personnel and marketing and advertising expenses.
The breakdown of costs and expenses by nature is as follows:

	2024	2023	2022

Cost of input inventory (i)	6,871,623	6,848,792	5,640,849
Cost of grains	1,045,788	670,613	727,595
Personnel expenses(ii)	597,759	657,965	485,643
Maintenance of the units	45,720	34,396	30,567
Consulting, legal and other services	116,040	118,610	118,056
Freight on sales	124,879	57,650	47,979
Commissions	79,278	52,040	33,874
Storage	18,494	7,613	5,363
Travel	33,149	33,543	23,605
Depreciation	20,481	16,408	9,697
Amortization of intangibles	69,764	67,928	57,607
Amortization of right-of-use assets	88,734	56,236	51,203
Taxes and fees	25,253	32,266	29,849
Short term rentals	12,146	22,365	11,733
Business events	7,051	9,333	4,893
Marketing and advertising	15,675	14,631	18,181
Insurance	6,890	7,679	3,395
Utilities	13,836	22,302	12,696
Allowance for expected credit losses	85,824	36,769	27,393
Losses and damage of inventories	45,969	19,127	23,339
Fuels and lubricants	31,556	29,527	23,705
Other administrative expenditures	63,497	28,941	56,203

Total	9,419,406	8,844,734	7,443,425

Classified as:
Cost of goods sold	8,054,807	7,616,606	6,421,037
Sales, general and administrative expenses	1,364,599	1,228,128	1,022,388
(i)Includes fair value on inventory sold from acquired companies, in the amounts of R$979,R$26,914 and R$27,005 respectively for the years ended June 30, 2024, 2023 and 2022.
(ii)The amounts recognized for employee terminations without replacement were R$3,793 for the fiscal year ended June 30, 2024.